INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Intangible assets, gross	¥ 553,322	¥ 587,822
Less: accumulated amortization	(158,694)	(105,330)
Intangible assets, net	394,628	482,492
Amortization of intangible assets	58,312	52,974	¥ 25,103
Estimated future amortization expense
2019	51,691
2020	51,691
2021	51,691
2022	50,149
2023	43,677
Thereafter	145,729
Customer relationships
Intangible assets
Intangible assets, gross	547,322	532,322
Favorable leases
Intangible assets
Intangible assets, gross		49,500
Licenses
Intangible assets
Intangible assets, gross	¥ 6,000	¥ 6,000